                              Separate Account Ten

                                       of

                        Integrity Life Insurance Company

                                  Annual Report

                                December 31, 1999




                                    Contents

President's Letter.............................................................1
Report of Independent Auditors.................................................2
Financial Statements, Financial Highlights, and Schedule of Investments:
  Select Ten Plus Division-March...............................................3
  Select Ten Plus Division-June................................................7
  Select Ten Plus Division-September..........................................11
  Select Ten Plus Division-December...........................................15
Notes to Financial Statements.................................................19






THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

February 14, 2000



Dear Unit Holders:

Enclosed is the Separate Account Ten annual report for the fiscal period ended December 31, 1999. The report includes details on the investment holdings in the March, June, September, and December Divisions of Separate Account Ten as of December 31, 1999, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy." Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines
Edward J. Haines
President, Separate Account Ten of Integrity Life Insurance Company

                         Report of Independent Auditors

The Unit Holders and Board of Directors
Separate Account Ten of Integrity Life
  Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") (comprised of Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September and Select Ten Plus Division-December), including the schedules of investments, as of December 31, 1999, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at December 31, 1999, by correspondence with the custodian and broker. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the divisions of the Separate Account at December 31, 1999, and the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Kansas City, Missouri
January 28, 2000

                             Select Ten Plus Division - March

                            Statement of Assets and Liabilities

                                                                                                 DECEMBER 31, 1999
                                                                                              ------------------------
ASSETS
   Investments in securities, at value (cost $6,753,216)--See accompanying schedule                  $ 6,812,742
   Due from investment advisor                                                                             1,846
   Dividends receivable                                                                                   19,644
                                                                                              ------------------------
TOTAL ASSETS                                                                                           6,834,232

LIABILITIES
   Cash overdraft                                                                                          6,697
   Accrued expenses                                                                                       27,536
                                                                                              ------------------------
TOTAL LIABILITIES                                                                                         34,233
                                                                                              ------------------------

NET ASSETS                                                                                           $ 6,799,999
                                                                                              ========================

UNIT VALUE, offering and redemption price per unit                                                     $   10.24
                                                                                              ========================

Units outstanding                                                                                        664,381
                                                                                              ========================

                                   Statement of Operations

                                                                                                  MARCH 31, 1999
                                                                                                 (COMMENCEMENT OF
                                                                                                OPERATIONS) THROUGH
                                                                                                 DECEMBER 31, 1999
                                                                                              ------------------------
INVESTMENT INCOME - DIVIDENDS                                                                        $   163,112

EXPENSES
   Mortality and expense risk and administrative charges                                                  85,208
   Investment advisory and management fees                                                                31,558
   Custody and accounting fees                                                                            15,282
   Professional fees                                                                                       5,000
   Directors' fees and expenses                                                                            6,251
   Printing and filing fees                                                                                3,295
   Other expenses                                                                                          4,922
                                                                                              ------------------------
     Total expenses before reimbursement                                                                 151,516
        Less: expense reimbursement                                                                      (12,658)
                                                                                              ------------------------
        Net expenses                                                                                     138,858
                                                                                              ------------------------
Net investment income                                                                                     24,254

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                      147,764
   Net unrealized appreciation during the period on investments                                           59,526
                                                                                              ------------------------
Net realized and unrealized gain on investments                                                          207,290
                                                                                              ------------------------

Net increase in net assets resulting from operations                                                 $   231,544
                                                                                              ========================

SEE ACCOMPANYING NOTES.

                             Select Ten Plus Division - March

                             Statement of Changes in Net Assets

                                                                                                  MARCH 31, 1999
                                                                                                 (COMMENCEMENT OF
                                                                                                OPERATIONS) THROUGH
                                                                                                 DECEMBER 31, 1999
                                                                                              ------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                              $    24,254
  Net realized gain on investments                                                                       147,764
  Net unrealized appreciation during the period on investments                                            59,526
                                                                                              ------------------------
    Net increase in net assets resulting from operations                                                 231,544

Contract related transactions:
  Contributions from contract holders (798,422 units)                                                  7,991,654
  Cost of units redeemed (134,041 units)                                                              (1,423,199)
                                                                                              ------------------------
     Net increase in net assets resulting from unit transactions                                       6,568,455
                                                                                              ------------------------

TOTAL INCREASE IN NET ASSETS                                                                           6,799,999

NET ASSETS
Beginning of period                                                                                            -
                                                                                              ------------------------

End of period                                                                                        $ 6,799,999
                                                                                              ========================

SEE ACCOMPANYING NOTES.

                           Select Ten Plus Division - March

                                 Financial Highlights

                                                                                                  MARCH 31, 1999
                                                                                                 (COMMENCEMENT OF
                                                                                               OPERATIONS) THROUGH
                                                                                                DECEMBER 31, 1999
                                                                                              -----------------------
 SELECTED PER-UNIT DATA
  Unit value, beginning of period                                                                    $     10.00
  Income from investment operations:
    Net investment income                                                                                   0.04
    Net realized and unrealized gain on investments                                                         0.20
                                                                                              -----------------------
    Total from investment operations                                                                        0.24
                                                                                              -----------------------
  Unit value, end of period                                                                          $     10.24
                                                                                              =======================

TOTAL RETURN                                                                                                2.35%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                            $     6,800
 Ratio of net investment income to average net assets                                                       0.38%
 Ratio of expenses to average net assets                                                                    2.20%
 Ratio of net investment income to average net assets before voluntary
  expense reimbursement                                                                                     0.18%
 Ratio of expenses to average net assets before voluntary expense reimbursement                             2.40%
 Portfolio turnover rate                                                                                      22%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                                Select Ten Plus Division - March

                                     Schedule of Investments

                                        December 31, 1999

                                                                               NUMBER
                                                                              OF SHARES              VALUE
                                                                            --------------       ---------------
   COMMON STOCKS (100.0%)
   BASIC MATERIALS (34.9%)
       Du Pont (E.I.) de Nemours and Company                                     11,457           $   754,730
       Exxon Mobil Corporation                                                    9,903               797,810
       International Paper Company                                               14,580               822,859
                                                                                                 ---------------
                                                                                                    2,375,399
   CAPITAL GOODS (23.5%)
       Caterpillar, Inc.                                                         14,362               675,912
       Minnesota Mining and Manufacturing Company                                 9,429               922,863
                                                                                                 ---------------
                                                                                                    1,598,775
   CONSUMER CYCLICAL (15.3%)
       Eastman Kodak Company                                                     10,489               694,896
       The Goodyear Tire & Rubber Company                                        12,432               350,427
                                                                                                 ---------------
                                                                                                    1,045,323
   CONSUMER STAPLE (6.2%)
       Philip Morris Companies, Inc.                                             18,242               422,986

   ENERGY (10.1%)
       Chevron Corporation                                                        7,916               685,724

   FINANCIAL (10.0%)
       J.P. Morgan & Company, Inc.                                                5,406               684,535
                                                                                                 ---------------


   TOTAL COMMON STOCKS (Cost $6,753,216)                                                            6,812,742
                                                                                                 ---------------
   TOTAL INVESTMENTS (100.0%)                                                                     $ 6,812,742
                                                                                                 ===============

     OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1999 aggregated $8,405,848 and $1,800,396, respectively. At December 31, 1999, net unrealized appreciation for tax purposes aggregated $59,526 of which $562,724 related to appreciated investments and $503,198 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                               Select Ten Plus Division - June

                             Statement of Assets and Liabilities

                                                                                                  DECEMBER 31, 1999
                                                                                                ----------------------
ASSETS
   Investments in securities, at value (cost $7,162,739)--See accompanying schedule                  $ 6,441,407
   Cash                                                                                                    4,456
   Due from investment advisor                                                                             1,933
   Dividends receivable                                                                                   19,927
                                                                                                ----------------------
TOTAL ASSETS                                                                                           6,467,723

LIABILITIES
   Accrued expenses                                                                                       36,749
                                                                                                ----------------------

NET ASSETS                                                                                           $ 6,430,974
                                                                                                ======================

UNIT VALUE, offering and redemption price per unit                                                   $     10.14
                                                                                                ======================

Units outstanding                                                                                        634,209
                                                                                                ======================

                                       Statement of Operations


                                                                                                     YEAR ENDED
                                                                                                  DECEMBER 31, 1999
                                                                                                ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                        $   131,487

EXPENSES
   Mortality and expense risk and administrative charges                                                  64,928
   Investment advisory and management fees                                                                24,047
   Custody and accounting fees                                                                            20,350
   Professional fees                                                                                       6,990
   Directors' fees and expenses                                                                            6,249
   Printing and filing fees                                                                                6,570
   Other expenses                                                                                          6,088
                                                                                                ----------------------
     Total expenses before reimbursement                                                                 135,222
        Less: expense reimbursement                                                                      (29,414)
                                                                                                ----------------------
        Net expenses                                                                                     105,808
                                                                                                ----------------------
Net investment income                                                                                     25,679

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                      109,186
   Net unrealized depreciation during the period on investments                                         (800,095)
                                                                                                ----------------------
Net realized and unrealized loss on investments                                                         (690,909)
                                                                                                ----------------------

Net decrease in net assets resulting from operations                                                 $  (665,230)
                                                                                                ======================

SEE ACCOMPANYING NOTES.

                                   Select Ten Plus Division - June

                                  Statements of Changes in Net Assets

                                                                                                  JUNE 30, 1998
                                                                                                 (COMMENCEMENT OF
                                                                              YEAR ENDED       OPERATIONS) THROUGH
                                                                           DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                         --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                       $    25,679          $     4,944
  Net realized gain on investments                                                109,186                  925
  Net unrealized appreciation (depreciation) during the period
    on investments                                                               (800,095)              78,763
                                                                         -------------------------------------------
    Net increase (decrease) in net assets resulting from operations              (665,230)              84,632

Contract related transactions:
  Contributions from contract holders (557,624 and 196,589 units,
      respectively)                                                             6,304,246            1,965,893
  Cost of units redeemed (119,256 and 748 units, respectively)                 (1,251,062)              (7,505)
                                                                         -------------------------------------------
     Net increase in net assets resulting from unit transactions                5,053,184            1,958,388
                                                                         -------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                    4,387,954            2,043,020

NET ASSETS
Beginning of period                                                             2,043,020                    -
                                                                         -------------------------------------------

End of period                                                                 $ 6,430,974          $ 2,043,020
                                                                         ===========================================

SEE ACCOMPANYING NOTES.

                                 Select Ten Plus Division - June

                                        Financial Highlights

                                                                                                  JUNE 30,1998
                                                                                                (COMMENCEMENT OF
                                                                              YEAR ENDED       OPERATIONS) THROUGH
                                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                         --------------------------------------------
 SELECTED PER-UNIT DATA
  Unit value, beginning of period                                              $   10.43            $   10.00
  Income (loss) from investment operations:
    Net investment income                                                           0.02                 0.03
    Net realized and unrealized gain (loss) on investments                         (0.31)                0.40
                                                                         --------------------------------------------
    Total from investment operations                                               (0.29)                0.43
                                                                         --------------------------------------------
  Unit value, end of period                                                    $   10.14            $   10.43
                                                                         ============================================

 TOTAL RETURN                                                                      (2.78%)               4.30%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                      $   6,431            $   2,043
 Ratio of net investment income to average net assets                               0.54%                0.50%
 Ratio of expenses to average net assets                                            2.20%                2.20%
 Ratio of net investment loss to average net assets before voluntary
  expense reimbursement                                                            (0.08%)              (1.50%)
 Ratio of expenses to average net assets before voluntary expense
  reimbursement                                                                     2.82%                4.20%
 Portfolio turnover rate                                                              43%                   1%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                                   Select Ten Plus Division - June

                                       Schedule of Investments

                                          December 31, 1999

                                                                               NUMBER
                                                                              OF SHARES             VALUE
                                                                            --------------     ----------------
 COMMON STOCKS (100.0%)
 BASIC MATERIALS (23.1%)
     Du Pont (E.I.) de Nemours and Company                                       10,411           $  685,825
     Exxon Mobil Corporation                                                      9,997              805,383
                                                                                               ----------------
                                                                                                   1,491,208
 CAPITAL GOODS (20.9%)
     Caterpillar, Inc.                                                           11,728              551,949
     Minnesota Mining and Manufacturing Company                                   8,089              791,711
                                                                                               ----------------
                                                                                                   1,343,660
 COMMUNICATION SERVICES (0.0%)
     AT&T Corporation                                                                 -*                   4

 CONSUMER CYCLICAL (27.3%)
     Eastman Kodak Company                                                       10,318              683,568
     General Motors Corporation                                                  10,323              750,353
     The Goodyear Tire & Rubber Company                                          11,429              322,155
                                                                                               ----------------
                                                                                                   1,756,076
 CONSUMER STAPLE (6.5%)
     Philip Morris Companies, Inc.                                               18,147              420,784

 ENERGY (11.0%)
     Chevron Corporation                                                          8,178              708,419

 FINANCIAL (11.2%)
     J.P. Morgan & Company, Inc.                                                  5,696              721,256
                                                                                               ----------------

 TOTAL COMMON STOCKS (Cost $7,162,739)                                                             6,441,407
                                                                                               ----------------
 TOTAL INVESTMENTS (100.0%)                                                                       $6,441,407
                                                                                               ----------------
                                                                                               ----------------

     OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1999 aggregated $7,192,357 and $2,116,723, respectively. At December 31, 1999, net unrealized depreciation for tax purposes aggregated $721,332 of which $207,973 related to appreciated investments and $929,305 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

     *  Less than one.

     SEE ACCOMPANYING NOTES.

                             Select Ten Plus Division - September

                              Statement of Assets and Liabilities

                                                                                                  DECEMBER 31, 1999
                                                                                                ----------------------
ASSETS
  Investments in securities, at value (cost $11,541,867)--See accompanying schedule                  $11,262,352
  Due from investment advisor                                                                              2,638
  Dividends receivable                                                                                    47,027
  Receivable for investments sold                                                                         32,070
                                                                                                ----------------------
TOTAL ASSETS                                                                                          11,344,087

LIABILITIES
  Cash overdraft                                                                                          29,194
  Accrued expenses                                                                                        68,339
                                                                                                ----------------------
TOTAL LIABILITIES                                                                                         97,533
                                                                                                ----------------------

NET ASSETS                                                                                           $11,246,554
                                                                                                ======================

UNIT VALUE, offering and redemption price per unit                                                   $     10.11
                                                                                                ======================

Units outstanding                                                                                      1,111,983
                                                                                                ======================

                                        Statement of Operations

                                                                                                     YEAR ENDED
                                                                                                  DECEMBER 31, 1999
                                                                                                ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                        $   317,948

EXPENSES
  Mortality and expense risk and administrative charges                                                  154,779
  Investment advisory and management fees                                                                 57,325
  Custody and accounting fees                                                                             20,350
  Professional fees                                                                                       13,903
  Directors' fees and expenses                                                                            12,432
  Printing and filing fees                                                                                13,067
  Other expenses                                                                                          12,111
                                                                                                ----------------------
        Total expenses before reimbursement                                                              283,967
        Less: expense reimbursement                                                                      (31,735)
                                                                                                ----------------------
        Net expenses                                                                                     252,232
                                                                                                ----------------------
Net investment income                                                                                     65,716

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                                       278,707
  Net unrealized depreciation during the period on investments                                          (547,581)
                                                                                                ----------------------
Net realized and unrealized loss on investments                                                         (268,874)
                                                                                                ----------------------

Net decrease in net assets resulting from operations                                                 $  (203,158)
                                                                                                ======================

SEE ACCOMPANYING NOTES.

                                          Select Ten Plus Division-September

                                          Statements of Changes in Net Assets

                                                                                                        SEPTEMBER 30, 1998
                                                                                                         (COMMENCEMENT OF
                                                                                     YEAR ENDED        OPERATIONS) THROUGH
                                                                                  DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                             $     65,716            $    16,164
   Net realized gain on investments                                                       278,707                  2,620
   Net unrealized appreciation (depreciation) during the period on investments           (547,581)               268,066
                                                                                ----------------------------------------------
     Net increase (decrease) in net assets resulting from operations                     (203,158)               286,850

Contract related transactions:
   Contributions from contract holders (427,004 and 1,084,432 units,
    respectively)                                                                       4,567,272             10,841,972
  Cost of units redeemed (387,975 and 11,478 units, respectively)                      (4,129,946)              (116,436)
                                                                                ----------------------------------------------
     Net increase in net assets resulting from unit transactions                          437,326             10,725,536
                                                                                ----------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                              234,168             11,012,386

NET ASSETS
Beginning of period                                                                                                    -
                                                                                       11,012,386
                                                                                ----------------------------------------------

End of period                                                                        $ 11,246,554            $11,012,386
                                                                                ==============================================

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division-September

                              Financial Highlights

                                                                                                       SEPTEMBER 30, 1998
                                                                                                        (COMMENCEMENT OF
                                                                                     YEAR ENDED       OPERATIONS) THROUGH
                                                                                  DECEMBER 31, 1999    DECEMBER 31, 1998
                                                                                --------------------------------------------
 SELECTED PER-UNIT DATA
  Unit value, beginning of period                                                    $   10.26               $   10.00
  Income (loss) from investment operations:
    Net investment income                                                                 0.05                    0.02
    Net realized and unrealized gain (loss) on investments                               (0.20)                   0.24
                                                                                --------------------------------------------
    Total from investment operations                                                     (0.15)                   0.26
                                                                                --------------------------------------------
  Unit value, end of period                                                          $   10.11               $   10.26
                                                                                ============================================

TOTAL RETURN                                                                             (1.42%)                  2.60%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                            $  11,247               $  11,012
 Ratio of net investment income to average net assets                                     0.57%                   0.57%
 Ratio of expenses to average net assets                                                  2.20%                   2.20%
 Ratio of net investment income to average net assets before voluntary
  expense reimbursement                                                                   0.29%                   0.28%
 Ratio of expenses to average net assets before voluntary expense
  reimbursement                                                                           2.48%                   2.49%
 Portfolio turnover rate                                                                    50%                      1%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                           Select Ten Plus Division - September

                                   Schedule of Investments

                                      December 31, 1999

                                                                                NUMBER
                                                                              OF SHARES            VALUE
                                                                            -------------    -----------------
 COMMON STOCKS (100.0%)
 BASIC MATERIALS (11.5%)
     Du Pont (E.I.) de Nemours and Company                                      19,600         $  1,291,150

 CAPITAL GOODS (20.2%)
     Caterpillar, Inc.                                                          21,303            1,002,572
     Minnesota Mining and Manufacturing Company                                 13,059            1,278,150
                                                                                             -----------------
                                                                                                  2,280,722
 CONSUMER CYCLICAL (28.1%)
     Eastman Kodak Company                                                      16,810            1,113,662
     General Motors Corporation                                                 19,686            1,430,926
     The Goodyear Tire & Rubber Company                                         21,960              618,997
                                                                                             -----------------

                                                                                                  3,163,585
 CONSUMER STAPLE (17.7%)
     Philip Morris Companies, Inc.                                              36,682              850,564
     Sears, Roebuck and Company                                                 37,680            1,146,885
                                                                                             -----------------
                                                                                                  1,997,449
 ENERGY (10.3%)
     Chevron Corporation                                                        13,334            1,155,058

 FINANCIAL (12.2%)
     J.P. Morgan & Company, Inc.                                                10,854            1,374,388
                                                                                             -----------------


 TOTAL COMMON STOCKS (Cost $11,541,867)                                                          11,262,352
                                                                                             -----------------
 TOTAL INVESTMENTS (100.0%)                                                                    $ 11,262,352
                                                                                             =================


     OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1999 aggregated $6,341,272 and $5,824,261 respectively. At December 31, 1999, net unrealized depreciation for tax purposes aggregated $279,515 of which $987,085 related to appreciated investments and $1,266,600 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

     SEE ACCOMPANYING NOTES.

                            Select Ten Plus Division - December

                            Statement of Assets and Liabilities

                                                                                                  DECEMBER 31, 1999
                                                                                                ----------------------
ASSETS
  Investments in securities, at value (cost $12,370,944)--See accompanying schedule                 $ 12,850,250
  Cash                                                                                                 1,787,405
  Dividends, interest and other receivables                                                               29,076
  Receivable for investments sold                                                                      1,901,913
  Receivable for fund shares sold                                                                         13,997
                                                                                                ----------------------
TOTAL ASSETS                                                                                          16,582,641

LIABILITIES
  Accrued expenses                                                                                        29,522
  Payable for investments purchased                                                                    3,440,394
                                                                                                ----------------------
TOTAL LIABILITIES                                                                                      3,469,916
                                                                                                ----------------------

NET ASSETS                                                                                          $ 13,112,725
                                                                                                ======================

UNIT VALUE, offering and redemption price per unit                                                  $      10.15
                                                                                                ======================

Units outstanding                                                                                      1,291,739
                                                                                                ======================

                                        Statement of Operations

                                                                                                     YEAR ENDED
                                                                                                  DECEMBER 31, 1999
                                                                                                ----------------------
INVESTMENT INCOME - DIVIDENDS                                                                       $    383,961

EXPENSES
  Mortality and expense risk and administrative charges                                                  197,035
  Investment advisory and management fees                                                                 72,976
  Custody and accounting fees                                                                             20,354
  Professional fees                                                                                        5,000
  Directors' fees and expenses                                                                             6,249
  Printing and filing fees                                                                                 3,296
  Other expenses                                                                                           4,919
                                                                                                ----------------------
     Net expenses                                                                                        309,829
                                                                                                ----------------------

Net investment income                                                                                     74,132

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                                                      (161,661)
  Net unrealized appreciation during the period on investments                                           744,431
                                                                                                ----------------------
 Net realized and unrealized gain on investments                                                          582,770
                                                                                                ----------------------

Net increase in net assets resulting from operations                                                $    656,902
                                                                                                ======================

SEE ACCOMPANYING NOTES.

                               Select Ten Plus Division - December

                               Statements of Changes in Net Assets

                                                                                                        FOR THE ONE DAY
                                                                                                         PERIOD ENDED
                                                                                                       DECEMBER 31, 1998
                                                                                      YEAR ENDED         (COMMENCEMENT
                                                                                  DECEMBER 31, 1999     OF OPERATIONS)
                                                                                 ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     $    74,132         $       (844)
   Net realized loss on investments                                                    (161,661)                   -
   Net unrealized appreciation (depreciation) during the period on investments          744,431             (265,125)
                                                                                 ------------------------------------------
     Net increase (decrease) in net assets resulting from operations                    656,902             (265,969)

Contract related transactions:
   Contributions from contract holders (218,388 and 1,478,641 units,
      respectively)                                                                   2,213,528           14,786,409
   Cost of units redeemed (405,290 and 0 units, respectively)                        (4,278,145)                   -
                                                                                 ------------------------------------------
   Net increase (decrease) in net assets resulting from unit transactions            (2,064,617)          14,786,409
                                                                                 ------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (1,407,715)          14,520,440

NET ASSETS
Beginning of period                                                                  14,520,440                    -
                                                                                 ------------------------------------------

End of period                                                                       $13,112,725         $ 14,520,440
                                                                                 ==========================================

SEE ACCOMPANYING NOTES.

                              Select Ten Plus Division - December

                                    Financial Highlights

                                                                                                       FOR THE ONE DAY
                                                                                                        PERIOD ENDED
                                                                                                      DECEMBER 31, 1998
                                                                                     YEAR ENDED         (COMMENCEMENT
                                                                                 DECEMBER 31, 1999     OF OPERATIONS)
                                                                                ------------------------------------------
SELECTED PER-UNIT DATA
Unit value, beginning of period                                                     $      9.82         $      10.00
Income (loss) from investment operations:
    Net investment income (loss)                                                           0.05                    -*
    Net realized and unrealized gain (loss) on investments                                 0.28                (0.18)
                                                                                ------------------------------------------
    Total from investment operations                                                       0.33                (0.18)
                                                                                ------------------------------------------
Unit value, end of period                                                           $     10.15         $       9.82
                                                                                ==========================================

TOTAL RETURN                                                                               3.38%               (1.80%)

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                           $    13,113         $     14,520
 Ratio of net investment income (loss) to average net assets                               0.51%               (2.12%)
 Ratio of expenses to average net assets                                                   2.12%                2.12%
 Portfolio turnover rate                                                                     36%                   -

*  Less than $0.01


PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                          Select Ten Plus Division - December

                                Schedule of Investments

                                   December 31, 1999

                                                                               NUMBER
                                                                              OF SHARES           VALUE
                                                                            -------------   ----------------
 COMMON STOCKS (100.0%)
 BASIC MATERIALS (31.9%)
     Du Pont (E.I.) de Nemours and Company                                       21,073       $  1,388,184
     Exxon Mobil Corporation                                                     16,049          1,297,762
     International Paper Company                                                 25,162          1,420,101
                                                                                            ----------------
                                                                                                 4,106,047
 CAPITAL GOODS (18.9%)
     Caterpillar, Inc.                                                           23,541          1,107,899
     Minnesota Mining and Manufacturing Company                                  13,527          1,323,955
                                                                                            ----------------
                                                                                                 2,431,854
 COMMUNICATION SERVICES (10.0%)
     SBC Communications Inc.                                                     26,530          1,283,057

 CONSUMER CYCLICAL (18.9%)
     Eastman Kodak Company                                                       16,012          1,060,795
     General Motors Corporation                                                  18,812          1,367,397
                                                                                            ----------------
                                                                                                 2,428,192
 CONSUMER STAPLE (9.7%)
     Philip Morris Companies, Inc.                                               53,603          1,242,920

 FINANCIAL (10.6%)
     J.P. Morgan & Company, Inc.                                                 10,726          1,358,180
                                                                                            ----------------


 TOTAL COMMON STOCKS (Cost $12,370,944)                                                         12,850,250
                                                                                            ----------------
 TOTAL INVESTMENTS (100.0%)                                                                   $ 12,850,250
                                                                                            ================

     OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1999 aggregated $5,109,955 and $7,362,086, respectively. At December 31, 1999, net unrealized appreciation for tax purposes aggregated $479,306 of which $1,070,190 related to appreciated investments and $590,884 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

     SEE ACCOMPANYING NOTES.

            Separate Account Ten of Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1999

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September, and Select Ten Plus Division-December (the "Division(s)"). Each Division is a non-diversified investment company which invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last business day of the month for which the Division is named. For example, the Select Ten Plus Division-March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Integrity Capital Advisors, Inc. ("Integrity Capital"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a sub-advisory agreement.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity, Integrity Capital and ARM Securities. ARM provides retirement savings and investment products through it insurance company subsidiaries. At December 31, 1999, ARM had approximately $4.8 billion of assets under management.

            Separate Account Ten of Integrity Life Insurance Company

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") for investment companies.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract). Integrity Capital has agreed to reimburse each Division for operating expenses (excluding management fees and mortality and expense charges) above an annual rate of 0.35% of the Divisions' average net assets.

            Separate Account Ten of Integrity Life Insurance Company

3.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the Divisions, Integrity Capital receives a monthly fee based on an annual rate of 0.50% of each Division's average daily net assets. Integrity Capital, not the Separate Account, pays sub-advisory fees to National Asset based on the combined average daily net assets of the Integrity Divisions and the portfolios that comprise Select Ten Plus Fund, LLC of National Integrity Life Insurance Company (collectively, the "net asset base"). Fees under the sub-advisory agreement are paid at an annual rate of 0.10% of the net asset base up to $100 million and 0.05% of the net asset base in excess of $100 million.

Certain officers and directors of the Separate Account are also officers of ARM, ARM Securities, Integrity Capital, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.

4.   EVENTS RELATING TO ARM AND INTEGRITY

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. Following the July 29, 1999 announcement, the ratings of ARM and Integrity were significantly lowered several times by four major rating agencies, materially and adversely affecting Integrity's ability to market and maintain persistency of retail products. As a result, ARM sought protection with respect to its insurance subsidiary, Integrity, from the Ohio Department of Insurance. Integrity is domiciled in Ohio. On August 20, 1999, Integrity consented to a Supervision Order issued by the Ohio Department of Insurance, which remains in effect. Unless the Ohio Department of Insurance begins proceedings for the appointment of a rehabilitator or liquidator, the Supervision Order will automatically be extended for successive 60-day periods until written notice is given to Integrity ending the supervision.

This regulatory action is intended to ensure an orderly process for addressing the financial obligations of Integrity and to protect the interests of its individual policyholders. Integrity will continue payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but must receive written consent from the Ohio Department of Insurance for other payments. In particular, the Supervision Order suspends the processing of surrenders of fixed annuity policies except in cases of approved hardship. The Supervision Order does not affect the surrender of variable annuity contracts, including the contracts through which the Divisions of the Separate Account are offered.

On December 17, 1999 ARM announced that it had signed a definitive agreement whereby Western and Southern Life Insurance Company ("Western and Southern") would acquire the ARM's insurance subsidiaries, Integrity and National Integrity Life Insurance Company.

            Separate Account Ten of Integrity Life Insurance Company

4.   EVENTS RELATING TO ARM AND INTEGRITY (CONTINUED)

Western and Southern is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. Western and Southern is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

The acquisition of the insurance companies by Western and Southern is being implemented in a chapter 11 case filed by ARM under the U.S. Bankruptcy Code.

The closing of the transaction is subject to the approval of the Ohio Department of Insurance, the New York Department of Insurance, and the Bankruptcy Court, as well as to other customary conditions to closing. The transaction is expected to close late in the first quarter of 2000; however, there can be no assurance as to obtaining the required approvals or the timing of the closing of the transaction.

Integrity Capital will not be acquired by Western and Southern. Accordingly, it is contemplated that Integrity Capital will assign the current management agreement between Integrity Capital and the Separate Account to Touchstone Advisers, Inc., an indirect wholly-owned subsidiary of Western and Southern. The assignment of the management agreement will automatically terminate the agreement, and will also terminate the current sub-advisory agreements between the Separate Account and National Asset.

The Board of Managers of the Separate Account will be asked to approve new management and sub-advisory agreements and a distribution agreement for the Separate Account. These new agreements will be subject to contractholder approval. The new management and sub-advisory agreements are expected to contain the same material terms as the current management and sub-advisory agreements. It is anticipated that the contractholders meeting will occur early in the second quarter of 2000.